TAXATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXATION

14.	TAXATION

The Company’s provision for income taxes for the three and six months ended June 30, 2026 and 2025 consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025

Current tax provision (benefit)	$(1,655)	$1,751	$444	$6,074
Deferred tax provision	-	-	-	-
Total provision (benefit) for income taxes	$(1,655)	$1,751	$444	$6,074

The Company calculates its interim income tax provision in accordance with ASC 740-270, Income Taxes—Interim Reporting, using an estimated annual effective tax rate applied to year-to-date ordinary income or loss, with the tax effects of discrete items recognized in the period in which they occur.

For the three months ended June 30, 2026 and 2025, the Company recorded an income tax benefit of approximately $1,655 and income tax expense of approximately $1,751, respectively. For the six months ended June 30, 2026 and 2025, the Company recorded income tax expense of approximately $444 and $6,074, respectively. The Company’s current income tax provision primarily relates to state income taxes, as the Company does not expect to incur federal current income tax for the periods presented. No material discrete tax items were identified during the three and six months ended June 30, 2026.

For the six months ended June 30, 2026, the Company’s estimated annual effective tax rate differed from the U.S. federal statutory income tax rate primarily as a result of state income taxes and the effect of the valuation allowance maintained against the Company’s deferred tax assets.

As of June 30, 2026 and December 31, 2025, the Company maintained a full valuation allowance against its deferred tax assets. In assessing realizability, management considered available positive and negative evidence, including historical operating results, cumulative losses, projected future taxable income, reversal of existing temporary differences, available tax-planning strategies, and applicable carryforward periods and expiration dates, and concluded that it was more likely than not that the deferred tax assets would not be realized. Accordingly, the Company had no net deferred tax assets recognized as of June 30, 2026 or December 31, 2025.

The Company has identified uncertain tax positions related to potential state income tax filing obligations in jurisdictions where it may have nexus but has not filed income tax returns. There were no material changes in the Company’s uncertain tax positions during the six months ended June 30, 2026.

The Company’s ability to utilize its net operating loss and tax credit carryforwards may be subject to limitations under Section 382 of the Internal Revenue Code if an ownership change has occurred. Based on information currently available to management, including the Company’s ownership history, management is not aware of any transaction or series of transactions that would have resulted in an ownership change under Section 382. However, the Company has not completed a formal Section 382 study, and therefore no assurance can be provided that an ownership change has not occurred.

16.	TAXATION

The Company’s income tax expenses for the years ended December 31, 2025 and 2024 are as follows. The two VIEs have no income taxes during the years ended December 31, 2025 and 2024.

	Years ended
	December 31,
	2025	2024

Current tax provision	$4,651	$7,824
Deferred tax provision	-	-
Total provision for income taxes	$4,651	$7,824

Income Tax

AMC Corporation  was incorporated in the State of Washington in the United States and is subject to U.S. federal and state income taxation. For the year ended December 31, 2025, the Company incurred $4,651 in state income tax and $0 in federal income tax. For the year ended December 31, 2024, the Company incurred $nil in federal income tax and $7,824 in state income tax.

The Company’s two variable interest entities (“VIEs”), Xiaoyun and Yishijue, were incorporated in the People’s Republic of China (“PRC”). Under the PRC Enterprise Income Tax Law (“EIT Law”), PRC entities are subject to enterprise income tax at a statutory rate of 25%. Neither VIE incurred income tax expense for the period ended December 1, 2025 (date of termination of VIEs) or for the year ended December 31, 2024 due to operating losses and the existence of full valuation allowances against deferred tax assets.

The tax jurisdictions of AMC Corporation  and its VIEs are located in the United States and the PRC. The Company is not subject to income tax in Europe or Canada, as it does not maintain taxable nexus in those jurisdictions.

The following table reconciles the U.S. federal statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025 ($) (000s)	2025 (%)	2024 (%)
Expected tax at 21%	$(5,211)	21.00%	21.00%
State and Local Taxes, Net of Federal Benefit	$5	(0.02)%	2.62%
Foreign Tax Effects:
China - Foreign rate differential	$0.00	0.00%	(0.26)%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period	$0.00	0.00%	0.00%
Effect of Cross Border Tax Laws
FDII deduction	$0.00	0.00%
Tax Credits
R&D Tax Credits	$(3)	0.01%	3.34%
Changes in Valuation Allowance	$(153)	0.61%	(27.06)%
Change in Warrant Valuation	$5,365	(21.62)%	-
Nontaxable or Non-deductible items:
Penalties	$2	0.00%	(0.46)%
Other non-deductible expenses	$0.00	0.00%	0.00%
Changes in Unrecognized Tax Benefits	$0.00	0.00%	0.00%
Other Adjustments:
Impact of Annual ETR and Q4 loss impact	$0.00	0.00%	0.00%
Effective tax rate	$5	0.02%	(0.71)%

Deferred Tax

As discussed in Note 2, “Summary of Significant Accounting Policies”, the Company has elected to prospectively adopt the guidance in ASU 2023-09 for the year ended December 31, 2024. The following table presents a reconciliation of income taxes computed at the statutory federal income tax rate to the effective tax rate implied by the accompanying Statements of Operations for the years ended December 31, 2025 and 2024, in accordance with ASU 2023-09.

As of December 31, 2025 and 2024, the Company and its two variable interest entities (“VIEs”) had no net deferred tax assets due to a full valuation allowance recorded against deferred tax assets.

In assessing the realizability of deferred tax assets, management evaluates whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets depends upon the generation of sufficient future taxable income during the periods in which temporary differences become deductible and net operating loss carryforwards may be utilized. Management considers available evidence, including historical operating results, projected future taxable income, the reversal of existing taxable temporary differences, and feasible tax planning strategies.

Based on this evaluation, management determined that it was more likely than not that the deferred tax assets would not be realized as of December 31, 2025 and 2024, and therefore recorded a full valuation allowance against the deferred tax assets in those periods.

The components of deferred tax assets are as follows:

	December 31,	December 31,
	2025	2024

Deferred tax asset attributable to:
Tax effect of net operating losses carried forward	$290,635	$127,579
Section 174 costs, net (1)	66,522	125,323
Warranty liabilities	9,295	19,797
Inventory reserve	67,431	315,285
Tax credits	66,716	61,832
State tax	(18,793)	(18,863)
Lease Liability	27,784	-
Right of Use Asset	(25,543)	-
Deferred tax assets	484,047	630,953
Less: valuation allowance	(484,047)	(630,953)
Deferred tax assets, net	$-	$-

(1)

IRC Section 174 Research and Development (R&D) Expense Capitalization:

The Company is subject to U.S. research and experimental (“R&E”) expense rules under IRC Section 174. Prior to the enactment of the One, Big, Beautiful Bill Act (“OBBBA”) in 2025, R&E expenditures were required to be capitalized and amortized over five years for domestic research activities and fifteen years for foreign research activities, resulting in temporary differences and corresponding deferred tax assets.

The OBBBA, enacted in 2025, restores the immediate deductibility of domestic R&E expenditures for tax purposes beginning in tax years after enactment. As a result, domestic R&E costs incurred in 2025 and thereafter are fully expensed as incurred for tax purposes, eliminating the creation of new deferred tax assets related to domestic R&E capitalization. The requirement to capitalize and amortize foreign R&E expenditures remains unchanged.

Deferred tax assets related to previously capitalized domestic R&E expenditures continue to be amortized over their remaining recovery periods. The Company has evaluated the impact of this legislative change and adjusted its deferred tax balances accordingly. The enactment reduces future temporary differences associated with domestic R&E expenditures and may result in the reversal of existing deferred tax assets over time. The impact of the OBBBA on the Company’s deferred tax assets and income tax provision for the year ended December 31, 2025 was not material.

The enactment of the OBBBA is not expected to have a material impact on the Company’s effective tax rate due to the Company’s valuation allowance position.

Uncertain Tax Positions

The Company may have uncertain tax positions arising from the establishment of state income tax nexus through inventories held in various U.S. states under Fulfillment by Amazon (“FBA”) arrangements. Amazon stores the Company’s inventory in multiple states prior to shipment to end customers. These inventory locations may constitute “stock of goods” and create state income tax nexus, potentially subjecting the Company to state income tax filing obligations.

In addition, the Company engages in significant related-party transactions. Such transactions are subject to transfer pricing rules under U.S. and applicable foreign tax laws, including Section 482 of the Internal Revenue Code, which require that intercompany transactions be conducted at arm’s length. The Company maintains transfer pricing documentation intended to support that such transactions are conducted at arm’s length. Transfer pricing determinations involve judgment and are subject to potential challenge by taxing authorities, which could result in adjustments to income allocation among jurisdictions and the assessment of additional taxes, interest, and penalties. The Company evaluates its transfer pricing positions under the more-likely-than-not recognition threshold described below.

In accordance with ASC 740, the Company recognizes the impact of an uncertain income tax position only if it is more likely than not that the position will be sustained upon examination by the relevant taxing authority. The amount recognized is measured as the largest benefit that has a greater than 50 percent likelihood of being realized upon settlement. Tax positions that do not meet the more-likely-than-not recognition threshold are not recorded.

The Company did not recognize any interest or penalties related to uncertain tax positions for the years ended December 31, 2025 and 2024.

For the years ended December 31, 2025 and 2024, the Company did not record additional liabilities related to uncertain state income tax positions or transfer pricing matters.

Gross Unrecognized Tax Benefits

The following table presents the aggregate changes in the balance of gross unrecognized tax benefits:

	Years ended
	December 31,
	2025	2024

Beginning balances	$6,627	$6,627
Increases related to current year tax positions	-	-
Ending balances	$6,627	$6,627

The Company classifies interest and penalties related to income taxes as a component of income tax expense. As of December 31, 2025 and 2024, there were no accrued interest or penalties associated with unrecognized tax benefits.

There are currently no ongoing examinations by federal, state, or foreign taxing authorities. Management does not expect the balance of unrecognized tax benefits to change materially within the next twelve months. Although the Company believes it has adequately provided for reasonably foreseeable outcomes related to tax matters, actual results may differ from management’s estimates.

Statute of limitation

The statute of limitations for US federal tax return and most states is 3 to 4 years. From this guidance the Company has open tax years subject to examination is 2022 – 2024 for both federal and state purposes. However, for states for which the Company has an uncertain tax position, the statute of limitation will not expire since returns for those states were never filed.

As of December 31, 2025, the income tax returns of the Company’s PRC VIEs for the years 2021 through 2025 remain subject to examination by the PRC tax authorities.